Fair value of Above-Market Acquired Time Charters - Amount per Vessel (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jul. 11, 2014 USD ($)
Vessels [Line Items]
Fair value of above market acquired time charter	$ 0		$ 254
Amortization	254	$ 7,071
Gain / (loss) on time charter agreement termination	0	(2,114)
Madredeus and Amami | Above market time charters
Vessels [Line Items]
Number of time charters				2
Above market time charters				$ 1,967
Fair value of above market acquired time charter			254
Amortization	$ 254	575
Accumulated amortization of above market time charters			$ 1,713
Star Big, Star Martha (ex-Christine), Star Pauline (ex-Sandra) and Star Despoina (ex-Lowlands Beilun) | Above market time charters
Vessels [Line Items]
Amortization		$ 6,496